SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reclassifications
Minimum period of receivable to classify as current assets	90 days
Bank accepted drafts reclassified from accounts receivable to other current assets		$ 51
Buildings and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	10 years
Buildings and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	33 years
Plant and equipment
Property, Plant and Equipment
Interest expense capitalized as part of plant and equipment	$ 2	$ 1	$ 3
Plant and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	3 years
Plant and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	25 years
Furniture, fixtures and leasehold improvements | Minimum
Property, Plant and Equipment
Estimated useful lives	5 years
Furniture, fixtures and leasehold improvements | Maximum
Property, Plant and Equipment
Estimated useful lives	20 years